Expense Example, No Redemption - Stone Ridge Diversified Alternatives Fund	Jan. 22, 2021 USD ($)
Class I
Expense Example, No Redemption:
1 Year	$ 210
3 Years	1,228
5 Years	2,246
10 Years	4,799
Class J
Expense Example, No Redemption:
1 Year	239
3 Years	1,310
5 Years	2,376
10 Years	$ 5,021